LEASE LIABILITY - Disclosure of detailed information about lease liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	$ 287,713	$ 149,249
Additions		242,957
Lease payments	(110,503)	(116,122)
Disposals	(40,686)
Lease interest	10,193	11,629
Lease liability, end of year	146,717	287,713
Current portion	112,067	91,783
Long-term portion	34,650	195,930
Warehouse [Member]
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	153,288	31,418
Additions		199,466
Lease payments	(77,835)	(84,353)
Disposals	0
Lease interest	6,357	6,757
Lease liability, end of year	81,810	153,288
Current portion	65,013
Long-term portion	16,797
Vehicles [Member]
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	134,425	117,831
Additions		43,491
Lease payments	(32,668)	(31,769)
Disposals	(40,686)
Lease interest	3,836	4,872
Lease liability, end of year	64,907	$ 134,425
Current portion	47,054
Long-term portion	$ 17,853